INVESCO VALUE MUNICIPAL INCOME TRUST

AMENDMENT NO. 5

TO THE STATEMENT OF PREFERENCES

OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”), DATED

OCTOBER 15, 2012, AS AMENDED

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Value Municipal Income Trust (the “Fund”) by Section 4.1 of the Amended and Restated Agreement and Declaration of Trust of the Fund, the Board of Trustees of the Fund may transact the Fund’s affairs;

WHEREAS, the Board of Trustees has determined that it is the best interest of the Fund to (1) extend the Term Redemption Date of the Series 2015/6-IIM VMTP Shares to December 1, 2021, (2) revise the definition of the term, “Ratings Spread” and (3) to provide for a period of six months during which the Series 2015/6-IIM VMTP Shares shall not be redeemed at the option of the Fund pursuant to Section 10(a) of the Statement of Preferences, and has approved each such change;

WHEREAS, each of these changes to the Term Redemption Date and Ratings Spread has been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2015/6-IIM VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

1.    The Board of Trustees of the Fund has adopted resolutions to extend the Term Redemption Date of the Series 2015/6-IIM VMTP Shares to December 1, 2021 and to approve the other changes to the terms of the Series 2015-6-IIM VMTP Shares as provided herein.

2.    Effective as of June 1, 2019, the definition of “Ratings Spread” in the Statement is amended by deleting “1.00%” in the first row of the table set forth in such definition and replacing such percentage with “1.05%”.

3.    The definition of “Term Redemption Date” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Term Redemption Date” means December 1, 2021 or such later date to which the Term Redemption Date may be extended in accordance with Section 10(b)(i)(A) of this Statement of Preferences.

4.    Section 10(a) of the Statement of Preferences is amended by adding the following as clause (iv) to such section:

“(iv)	Notwithstanding anything to the contrary in this Section 10(a), no VMTP Shares Outstanding as of May 24, 2019 shall be subject to redemption at the option of the Fund pursuant to this Section 10(a) for the period beginning on June 1, 2019[1] and ending on December 1, 2019.[2]”

5.    Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

6.    Except as amended hereby, the Statement of Preferences remains in full force and effect.

7.    An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

[Signature Page Follows]

[1]	Date amendment to Statement of Preferences is effective.
[2]	Six-month anniversary of the date the amendment to Statement of Preferences is effective.

Dated this 31st day of may, 2019

INVESCO VALUE MUNICIPAL INCOME TRUST

By:	/s/ Amanda Roberts
	Name:	Amanda Roberts
	Title:	Assistant Secretary